Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Common stock	Capital in excess of par value	Retained earnings	Treasury stock	Accumulated other comprehensive loss	Total
Balance at Dec. 28, 2013	$ 124.1	$ 812.3	$ 1,992.3	$ (1,172.2)	$ (288.4)	$ 1,468.1
Increase (Decrease) in Stockholders' Equity
Net income			245.1			245.1
Other comprehensive loss, net of tax					(257.1)	(257.1)
Repurchase of 3,781,528, 3,858,376 and 7,416,167 shares for treasury for the years ended 2016, 2015, and 2014, respectively				(355.5)		(355.5)
Issuance of 1,842,165, 3,019,001 and 1,299,931 shares under stock-based compensation plans, including tax of 12.3, $10.6 and $(4.1) for the years ended 2016, 2015, and 2014, respectively		11.6	(2.0)	43.2		52.8
Contribution of 280,526, 348,116 and 396,781 shares to 401(k) Plan for the years ended 2016, 2015, and 2014, respectively			6.2	13.2		19.4
Dividends: $1.60, $1.46 and $1.34 per share for the years ended 2016, 2015, and 2014, respectively			(125.1)			(125.1)
Balance at Jan. 03, 2015	124.1	823.9	2,116.5	(1,471.3)	(545.5)	1,047.7
Increase (Decrease) in Stockholders' Equity
Net income			274.3			274.3
Other comprehensive loss, net of tax					(137.5)	(137.5)
Repurchase of 3,781,528, 3,858,376 and 7,416,167 shares for treasury for the years ended 2016, 2015, and 2014, respectively				(232.3)		(232.3)
Issuance of 1,842,165, 3,019,001 and 1,299,931 shares under stock-based compensation plans, including tax of 12.3, $10.6 and $(4.1) for the years ended 2016, 2015, and 2014, respectively		10.1	11.8	104.5		126.4
Contribution of 280,526, 348,116 and 396,781 shares to 401(k) Plan for the years ended 2016, 2015, and 2014, respectively			8.1	12.1		20.2
Dividends: $1.60, $1.46 and $1.34 per share for the years ended 2016, 2015, and 2014, respectively			(133.1)			(133.1)
Balance at Jan. 02, 2016	124.1	834.0	2,277.6	(1,587.0)	(683.0)	965.7
Increase (Decrease) in Stockholders' Equity
Net income			320.7			320.7
Other comprehensive loss, net of tax					(68.9)	(68.9)
Repurchase of 3,781,528, 3,858,376 and 7,416,167 shares for treasury for the years ended 2016, 2015, and 2014, respectively				(262.4)		(262.4)
Issuance of 1,842,165, 3,019,001 and 1,299,931 shares under stock-based compensation plans, including tax of 12.3, $10.6 and $(4.1) for the years ended 2016, 2015, and 2014, respectively		18.0	7.7	67.2		92.9
Contribution of 280,526, 348,116 and 396,781 shares to 401(k) Plan for the years ended 2016, 2015, and 2014, respectively			9.8	10.2		20.0
Dividends: $1.60, $1.46 and $1.34 per share for the years ended 2016, 2015, and 2014, respectively			(142.5)			(142.5)
Balance at Dec. 31, 2016	$ 124.1	$ 852.0	$ 2,473.3	$ (1,772.0)	$ (751.9)	$ 925.5